GOODWILL AND INTANGIBLE ASSETS, NET - WOMPI S.A.S. - Net assets acquired (Details) - Wompi S.A.S. (Before Vlipco S.A.S.) - COP ($) $ in Millions				1 Months Ended
	Dec. 31, 2021	Nov. 30, 2021	Nov. 09, 2021	Jul. 31, 2019	Nov. 10, 2021
ASSETS
Cash and cash equivalents		$ 296
Accounts receivable		241
Taxes receivable		433
Premises and equipment, net		22
Other assets		32
Total Assets		1,024
LIABILITIES
Short-term borrowings		37
Accounts payable		45
Taxes liabilities		78
Employee benefit plans		106
Total Liabilities		266
Net assets at book value		758
Intangibles assets recognized at the acquisition date
Software		13,196
Deferred tax		(4,614)
Fair value of net assets acquired		9,340
Goodwill		10,660
Previously held interest
Proportion of ownership interest in joint venture			47.40%	48.91%
Percentage of interest acquired					47.37%
Percentage of ownership interest in subsidiary	94.77%
Gain on remeasurement of equity interest to fair value		$ 5,197